Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

	2017	2016
Cost	$6,733,634	$7,011,178
Accumulated depreciation	(3,559,810)	(3,369,289)
	$3,173,824	$3,641,889
Rig equipment	2,823,782	3,210,933
Rental equipment	60,179	79,398
Other equipment	66,560	85,731
Vehicles	16,280	22,030
Buildings	71,102	82,335
Assets under construction	102,035	126,430
Land	33,886	35,032
	$3,173,824	$3,641,889

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2015	$6,069,179	$171,220	$240,192	$43,552	$131,164	$258,952	$35,587	$6,949,846
Additions	88,277	92	1,092	166	913	112,932	—	203,472
Additions through business acquisition	28,125	—	—	—	—	—	—	28,125
Re-measurement to fair value before disposal	7,605	—	—	—	—	—	—	7,605
Disposals	(50,384)	(11,389)	(4,988)	(440)	—	—	—	(67,201)
Reclassifications	229,012	—	12,874	2,573	702	(245,161)	—	—
Effect of foreign currency exchange differences	(104,823)	(779)	(2,097)	(704)	(1,418)	(293)	(555)	(110,669)
Balance, December 31, 2016	6,266,991	159,144	247,073	45,147	131,361	126,430	35,032	7,011,178
Additions	21,268	71	49	42	235	53,158	—	74,823
Disposals	(71,014)	(9,758)	(785)	(339)	(930)	—	—	(82,826)
Reclassifications	67,779	84	216	113	—	(68,566)	—	(374)
Effect of foreign currency exchange differences	(250,858)	(1,530)	(1,603)	(1,762)	(3,281)	(8,987)	(1,146)	(269,167)
Balance, December 31, 2017	$6,034,166	$148,011	$244,950	$43,201	$127,385	$102,035	$33,886	$6,733,634

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2015	$2,789,991	$74,220	$142,846	$18,712	$40,745	$—	$—	$3,066,514
Depreciation expense	342,224	16,039	22,504	5,060	8,591	—	—	394,418
Disposals	(32,427)	(10,246)	(3,241)	(417)	—	—	—	(46,331)
Effect of foreign currency exchange differences	(43,730)	(267)	(767)	(238)	(310)	—	—	(45,312)
Balance, December 31, 2016	3,056,058	79,746	161,342	23,117	49,026	—	—	3,369,289
Depreciation expense	334,896	15,159	19,914	5,064	8,488	—	—	383,521
Disposals	(67,304)	(6,331)	(592)	(320)	(208)	—	—	(74,755)
Impairment	15,313	—	—	—	—	—	—	15,313
Effect of foreign currency exchange differences	(128,579)	(742)	(2,274)	(940)	(1,023)	—	—	(133,558)
Balance, December 31, 2017	$3,210,384	$87,832	$178,390	$26,921	$56,283	$—	$—	$3,559,810

Impairment Test

Precision reviews the carrying value of its long-lived assets at each reporting period for indicators of impairment. As at December 31, 2017 the Corporation determined that the uncertainty around future activity levels within Mexico was an indicator of impairment and performed a comprehensive assessment of the carrying values of property, plant and equipment of the Mexico drilling CGU within the Contract Drilling Services segment.

The recoverable amount was determined using a value in use calculation. Projected cash flows covered a five-year period and were based on future expected outcomes taking into account existing term contracts, past experience and management’s expectation of future market conditions. The primary source of cash flow information was the strategic plan approved by executives of the Corporation. The strategic plan was developed based on benchmark commodity prices and industry supply-demand fundamentals.

Cash flows used in the calculation were discounted using a discount rate specific to the Mexico drilling CGU. The discount rate derived from Precision’s weighted average cost of capital, adjusted for risk factors specific to the CGU and used in determining the recoverable amount for the Mexico drilling CGU was 17.1% (2016 – 15.1%). The test resulted in an impairment charge of $15.3 million as the carrying value of the CGU’s assets exceeded its value in use of $26.3 million.